As filed with the U.S. Securities and Exchange Commission on February 7, 2020
File No. 333-108394
File No.: 811-21422

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 173	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 174	☒
Trust for Advised Portfolios
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(626) 914-7385
(Registrant’s Telephone Numbers, Including Area Code)
Christopher E. Kashmerick, President
Trust for Advised Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Christopher D. Menconi, Esquire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	On February 14, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	_____ days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment
Post-Effective Amendment No. 165 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on November 20, 2019, and pursuant to Rule 485(a)(2) would have become effective on February 3, 2020.
This Post-Effective Amendment No. 173 is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 14, 2020, as the new date upon which the Amendment shall become effective.
This Post-Effective Amendment No. 173 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post‑Effective Amendment No. 173 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 173 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 7th day of February, 2020.

Trust for Advised Portfolios

By: /s/ Christopher E. Kashmerick
Christopher E. Kashmerick
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 173 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

John C. Chrystal*	Trustee	February 7, 2020
John C. Chrystal

Albert J. DiUlio, S.J.*	Trustee	February 7, 2020
Albert J. DiUlio, S.J.

Harry E. Resis*	Trustee	February 7, 2020
Harry E. Resis

/s/ Christopher E. Kashmerick	Trustee	February 7, 2020
Christopher E. Kashmerick

/s/ Christopher E. Kashmerick	President and Principal Executive Officer	February 7, 2020
Christopher E. Kashmerick

/s/ Russell B. Simon	Treasurer and Principal Financial Officer	February 7, 2020
Russell B. Simon

*By: /s/ Christopher E. Kashmerick		February 7, 2020
Christopher E. Kashmerick Attorney-In Fact pursuant to Power of Attorney